Financial instruments - Renegotiated Portfolio and Impairment Provision for Doubtful Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments [Line Items]
Total Gross Book Value	$ 649,055	$ 606,137
Trade receivables due from related parties
Financial instruments [Line Items]
Total Gross Book Value	37,046	29,374
Trade receivables due from related parties | Impairment provision for doubtful receivables | Financial instruments credit-impaired [member]
Financial instruments [Line Items]
Impairment Estimate	$ 247	$ 668
Current
Financial instruments [Line Items]
Expected Loss Rate on	0.00%	0.00%
Total Gross Book Value	$ 550,656	$ 512,474
Current | Impairment provision for doubtful receivables | Financial instruments credit-impaired [member]
Financial instruments [Line Items]
Impairment Estimate	$ 59	$ 989
1 to 30 days
Financial instruments [Line Items]
Expected Loss Rate on	0.00%	1.00%
Total Gross Book Value	$ 27,683	$ 16,619
1 to 30 days | Impairment provision for doubtful receivables | Financial instruments credit-impaired [member]
Financial instruments [Line Items]
Impairment Estimate	$ 86	$ 163
31 to 60 days
Financial instruments [Line Items]
Expected Loss Rate on	1.00%	2.00%
Total Gross Book Value	$ 3,192	$ 6,294
31 to 60 days | Impairment provision for doubtful receivables | Financial instruments credit-impaired [member]
Financial instruments [Line Items]
Impairment Estimate	$ 23	$ 138
61 to 90 days
Financial instruments [Line Items]
Expected Loss Rate on	2.00%	5.00%
Total Gross Book Value	$ 2,167	$ 558
61 to 90 days | Impairment provision for doubtful receivables | Financial instruments credit-impaired [member]
Financial instruments [Line Items]
Impairment Estimate	$ 52	$ 26
Over 90 days
Financial instruments [Line Items]
Expected Loss Rate on	25.00%	27.00%
Total Gross Book Value	$ 3,529	$ 4,003
Over 90 days | Impairment provision for doubtful receivables | Financial instruments credit-impaired [member]
Financial instruments [Line Items]
Impairment Estimate	871	1,080
Trade
Financial instruments [Line Items]
Total Gross Book Value	587,227	539,948
Trade | Impairment provision for doubtful receivables | Financial instruments credit-impaired [member]
Financial instruments [Line Items]
Impairment Estimate	$ 1,091	$ 2,396